Segment information - Revenue net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,525	$ 1,580	$ 51
Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	0	0	42
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,525	$ 1,580	$ 9